UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2015

Date of reporting period:  November 30, 2014

Item 1. Reports to Stockholders.

Semi-Annual Report

Visium Event Driven Fund
Institutional Class (Symbol: VIDIX)
Investor Class (Symbol: VIDVX)

November 30, 2014

Investment Adviser

Visium Asset Management, LP
888 Seventh Avenue, 22nd Floor
New York, New York 10019

Phone: 1-855-9VISIUM
www.visiummutualfunds.com

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	5
INVESTMENT HIGHLIGHTS	7
SCHEDULE OF INVESTMENTS	10
SCHEDULE OF SECURITIES SOLD SHORT	16
SCHEDULE OF OPTIONS WRITTEN	18
STATEMENT OF ASSETS AND LIABILITIES	19
STATEMENT OF OPERATIONS	20
STATEMENTS OF CHANGES IN NET ASSETS	21
FINANCIAL HIGHLIGHTS	22
NOTES TO FINANCIAL STATEMENTS	24
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT	36
NOTICE OF PRIVACY POLICY & PRACTICES	40
ADDITIONAL INFORMATION	41

VISIUM EVENT DRIVEN FUND:  SIX MONTH PERIOD ENDED NOVEMBER 30, 2014

Dear Shareholder:

The Visium Event Driven Fund (the “Fund”) posted a loss of -0.09% net of fees and expenses for the six month period ended November 30, 2014.  During this six month period the S&P 500 Total Return Index posted a gain of +8.58%.

The U.S. equity markets successfully fought through a number of economic, market, and geo-political headwinds during the six month period ended November 30, 2014. A significant economic rebound in the U.S. helped boost corporate profits.  Despite the strong returns in the U.S., global markets faced economic challenges as it related to weak economic growth in key markets such as Europe, Japan and Brazil.  The slowdown in economic growth in China also weighed on the markets as China has been the engine of growth for the global economy for many years.  Geo-political developments such as the conflicts in the Ukraine and Syria/Iraq further compromised economic growth in Europe and Russia. The end of asset purchases by the Federal Reserve Bank led to the prospect of higher interest rates in the future and also weighed on the markets.  After a weak first quarter due to unseasonably cold weather, the U.S. economy experienced a strong rebound, with Gross Domestic Product (GDP) growth rising to positive 4.6% in Q2 and 3.9% in Q3.  Employment data continued to improve during the period as interest rates and inflation stayed low.  This provided the backdrop for continued profit growth and multiple expansions for U.S. stocks.

Merger and acquisition (“M&A”) activity continued to grow during the six month period as strategic acquirers continued to take advantage of low interest rates to structure profit-accretive transactions.  However, while M&A activity during the six month period remained relatively high, a number of developments in the market created a more challenging investment environment for the merger arbitrage and event driven sub-strategies.  In mid-summer, administration officials in Washington made statements that were critical of tax inversion mergers and hinted that they might seek to make rule changes to eliminate the favorable economics of these deals.  Separately, in late-summer several large proposed mergers – the proposed acquisition of Time Warner by News Corp., the proposed acquisition of T-Mobile by Sprint and the proposed second step tax inversion acquisition of Alliance Boots by Walgreens – were all terminated and generated large losses for many event driven portfolios.  This created a period of portfolio de-risking that put pressure on many trades in the merger arbitrage and event driven space.  In October, the tax inversion merger of Shire PLC with Abbvie was terminated, adding further pressure on event driven portfolios and leading to further de-risking of portfolios.

Outlook

Over the last six months the M&A and event driven markets have experienced greater volatility due to numerous large, high profile broken deals and the overhang associated with additional government action to impede tax inversion mergers.  While this has created a challenging investment environment, there are some potential silver linings for our investment strategies.  First, the continued high volume of M&A and event driven announcements (restructurings, spinoffs, corporate simplification, activist initiatives) has been creating an increasing number of investment opportunities.  For example, on a weekly basis we monitor the number of “investable” deals in the merger arbitrage sub-strategy, which we define as definitive mergers with acceptable expected annualized returns. We believe this universe has grown steadily over the past 12 months, which should allow us to deploy more capital in our merger arbitrage sub-strategy.  In the event driven sub-strategy we continue to see a steady stream of corporate simplification announcements – in many cases the result of an activist shareholder.  We believe activist funds will continue to pressure companies into both mergers and corporate simplifications which should enable us to deploy capital in the event driven sub-strategy.

We thank you for your continued support.

Past performance is not a guarantee of future results.

Opinions expressed are those of the Investment Manager and are subject to change, not guaranteed, and should not be considered investment advice.

Must be preceded or accompanied by a Prospectus

Mutual fund investing involves risk. Principal loss is possible. Event-driven investments carry the risk that an expected event or transaction may not be completed, or be completed on less favorable terms than expected. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities. The fund may make short sales of securities, which involves the risk that losses to those securities may exceed the original amount invested by the Fund. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets. Investments in micro, small and medium capitalization companies involve less liquidity and greater volatility than investments in larger companies. The Fund may use certain types of investment derivatives such as futures, forwards, and swaps. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. The Fund may purchase IPOs (initial public offerings) which can fluctuate considerably and could have a magnified impact on fund performance when the Fund’s asset base is small. The Fund may invest in other investment companies and ETFs and will bear its share of fees and expenses, in addition to indirectly bearing the principal risks of those underlying funds. The Fund may have a higher turnover rate which could result in higher transaction costs and higher tax liability which may affect returns.

The S&P 500 Index is an unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly into an Index.

Please refer to the schedule of investments included in this report for holdings information. Fund holdings and sector allocations should not be considered a recommendation to buy or sell any security.  In addition, please note that the Fund’s holdings and sector allocations are subject to change.

Any tax or legal information provided is merely a summary of our understanding and interpretation of some of the current income tax regulations and is not exhaustive. Investors must consult their tax advisor or legal counsel for advice and information concerning their particular situation. Neither the Fund nor any of its representatives may give legal or tax advice.

The Visium Event Driven Fund is distributed by Quasar Distributors, LLC.

VISIUM EVENT DRIVEN FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014–November 30, 2014).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. Individual Retirement Accounts will be charged a $15.00 annual maintenance fee. You will be charged a redemption fee equal to 2.00%, of the net amount of the redemption if you redeem shares of the Fund within 90 days of purchase.  To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, distribution and service (12b-1) fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Continued

VISIUM EVENT DRIVEN FUND
Expense Example (Continued)
(Unaudited)

	Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	June 1, 2014 –
	June 1, 2014	November 30, 2014	November 30, 2014
Actual**	$1,000.00	$ 999.10	$13.28
Hypothetical (5% return
before expenses)***	$1,000.00	$1,011.78	$13.36

*
Expenses are equal to the Fund’s annualized expense ratio of 2.65%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).  Excluding dividends on short positions and interest expense, the Fund’s annualized expense ratio would be 1.75%.

**	Excluding dividends on short positions and interest expense, your expenses for the one-half year period covered by this report would be $8.77.
***	Excluding dividends on short positions and interest expense, your hypothetical expenses for the one-half year period covered by this report would be $8.85.

	Investor Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	June 1, 2014 –
	June 1, 2014	November 30, 2014	November 30, 2014
Actual**	$1,000.00	$ 997.20	$14.42
Hypothetical (5% return
before expenses)***	$1,000.00	$1,010.63	$14.52

*
Expenses are equal to the Fund’s annualized expense ratio of 2.88%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).  Excluding dividends on short positions and interest expense, the Fund’s annualized expense ratio would be 2.00%.

**	Excluding dividends on short positions and interest expense, your expenses for the one-half year period covered by this report would be $10.01.
***	Excluding dividends on short positions and interest expense, your hypothetical expenses for the one-half year period covered by this report would be $10.10.

VISIUM EVENT DRIVEN FUND
Investment Highlights
(Unaudited)

The investment objective of the Fund is to achieve capital growth while maintaining a low correlation to and lower volatility than the S&P 500® Index.  The Fund pursues its investment objective by employing an event-driven investment approach targeting the equity and fixed income securities of companies that the Adviser believes will be impacted by pending or anticipated corporate events.  Such corporate events include, but are not limited to, mergers, acquisitions, spin-offs, bankruptcy restructurings, stock buybacks, industry consolidations, large capital expenditure programs, significant management changes, self-liquidations or other similar events.

Portfolio Allocation
As of November 30, 2014
% of Net Assets

Continued

VISIUM EVENT DRIVEN FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Returns—For Periods Ended November 30, 2014

	6	One	3	5	10
	Month	Year	Year	Year	Year
Visium Event Driven Fund –
Institutional Class	-0.09%	1.13%	4.66%	3.89%	2.72%
Visium Event Driven Fund –
Investor Class	-0.28%	0.85%	4.56%	3.83%	2.69%
S&P 500 Index	8.58%	16.86%	20.93%	15.96%	8.06%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-855-9VISIUM.

Investment performance for the Fund reflects the waiver and recovery of previously waived expenses by the Adviser.  In the absence of such waivers, total returns would be reduced.

The returns shown in the table above and the following graph assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The graph below illustrates performance of a hypothetical investment made in the Fund and broad-based securities indices on the Fund’s inception date.  The graph does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange.  The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

One cannot invest directly in an index.

Continued

VISIUM EVENT DRIVEN FUND
Investment Highlights (Continued)
(Unaudited)

Institutional Class
Growth of $100,000 Investment

*
Inception Date. On July 31, 2013, the Visium Catalyst Event Driven Fund, LP, a limited partnership managed by the Adviser on a fully discretionary basis, converted into the Fund by transferring all of its assets to the Fund in exchange for shares of the Fund.

Investor Class
Growth of $10,000 Investment

*
Inception Date. On July 31, 2013, the Visium Catalyst Event Driven Fund, LP, a limited partnership managed by the Adviser on a fully discretionary basis, converted into the Fund by transferring all of its assets to the Fund in exchange for shares of the Fund.

VISIUM EVENT DRIVEN FUND

Schedule of Investments

November 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS – 77.75%

Aerospace & Defense – 3.28%
B/E Aerospace, Inc. (a)	6,638	$516,901

Airlines – 0.15%
AMR Corp. Escrow (a)(e)	8,077	15,266
Jetblue Airways Corp. (a)	610	8,924
		24,190
Auto Components – 4.42%
TRW Automotive Holdings Corp. (a)	1,714	177,228
Visteon Corp. (a)	5,302	519,596
		696,824
Biotechnology – 0.04%
Prosensa Holdings NV (a)(b)	300	5,931

Capital Markets – 0.13%
GFI Group, Inc.	4,012	19,980

Chemicals – 12.23%
Ashland, Inc. (c)	7,483	853,436
Rockwood Holdings, Inc.	7,448	580,572
WR Grace & Co. (a)	5,156	495,337
		1,929,345
Communications Equipment – 0.14%
Riverbed Technology, Inc. (a)	1,057	21,854

Energy Equipment & Services – 3.35%
Baker Hughes, Inc.	2,155	122,835
Dresser-Rand Group, Inc. (a)	1,298	105,281
Noble Corp PLC (b)	10,873	195,605
Paragon Offshore PLC (b)	28,725	104,272
		527,993
Health Care Equipment & Supplies – 1.41%
CareFusion Corp. (a)	820	48,519
Covidien PLC (b)	1,555	157,055
Smith & Nephew PLC – ADR	466	16,175
		221,749
Health Care Providers & Services – 2.56%
Brookdale Senior Living, Inc. (a)	11,382	403,151

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Schedule of Investments (Continued)

November 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS – 77.75% (Continued)

Hotels, Restaurants & Leisure – 6.87%
Bob Evans Farms, Inc. (c)	12,058	$655,473
International Game Technology Com	600	10,218
Isle of Capri Casinos, Inc. (a)	21,181	153,351
Multimedia Games Holdings Co., Inc. (a)	638	23,153
Pinnacle Entertainment, Inc. (a)	6,390	159,047
Tim Hortons, Inc. (b)	969	81,977
		1,083,219
Household Durables – 3.67%
Lennar Corp. (c)	15,314	579,482

Insurance – 7.25%
Hartford Financial Services Group, Inc. (c)	27,681	1,143,225

Internet Software & Services – 3.25%
eBay, Inc. (a)	9,350	513,128

Life Sciences Tools & Services – 0.53%
Covance, Inc. (a)	820	84,148

Media – 8.96%
DIRECTV (a)	3,097	271,638
Gannett Co., Inc.	14,459	470,640
Liberty Broadband Corp. – Class A (a)	106	5,813
Liberty Broadband Corp. – Class C (a)	108	5,875
Liberty Global PLC – Series A (a)(b)	296	15,388
Liberty Global PLC – Series C (a)(b)	730	36,452
Liberty Media Corp. – Class A (a)	427	15,701
Liberty Media Corp. – Class C (a)	435	15,890
Sirius XM Holdings, Inc. (a)	43,147	156,624
Time Warner Cable, Inc.	2,807	419,029
		1,413,050
Metals & Mining – 7.45%
Gold Fields Ltd. – ADR	67,150	275,315
SunCoke Energy, Inc.	44,289	900,395
		1,175,710
Multiline Retail – 0.40%
Family Dollar Stores, Inc.	801	63,319

Oil, Gas & Consumable Fuels – 1.37%
Kinder Morgan, Inc.	4,960	205,107
Talisman Energy, Inc. (b)	2,500	11,775
		216,882

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Schedule of Investments (Continued)

November 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS – 77.75% (Continued)

Pharmaceuticals – 5.63%
Allergan, Inc.	1,222	$261,374
Auxilium Pharmaceuticals, Inc. (a)	1,640	56,678
Salix Pharmaceuticals, Ltd. (a)	216	22,181
Shire PLC – ADR	1,427	304,807
Theravance, Inc.	16,036	242,625
		887,665
Software – 2.92%
Concur Technologies, Inc. (a)	417	53,714
Nuance Communications, Inc. (a)	26,858	406,361
		460,075
Specialty Retail – 0.11%
Express, Inc. (a)	1,137	16,998

Technology Hardware, Storage & Peripherals – 0.08%
EMC Corp.	421	12,777

Thrifts & Mortgage Finance – 0.25%
Hudson City Bancorp	4,100	40,139

Tobacco – 0.69%
Lorillard, Inc.	1,736	109,611

Wired Telecommunications Carriers – 0.01%
Adelphia Recovery Trust (a)	510,588	1,174

Wireless Telecommunication Services – 0.60%
Sprint Corp. (a)	4,153	21,263
T-Mobile US, Inc. (a)	2,497	72,888
		94,151
TOTAL COMMON STOCKS (Cost $11,736,302)		12,262,671

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Schedule of Investments (Continued)

November 30, 2014 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS – 0.04%

Communications – 0.04%
Adelphia Communications Corp. Sr. Note
7.50%, 01/15/2004 (d)	$237,265	$2,135
7.75%, 01/15/2009 (d)	188,958	945
10.25%, 06/15/2011 (d)	304,655	2,742
7.88%, 05/01/2009 (d)	54,446	272
TOTAL CORPORATE BONDS (Cost $6,094)		6,094

	Shares
REAL ESTATE INVESTMENT TRUSTS – 11.74%
Aviv REIT, Inc.	1,640	55,268
Colony Financial, Inc.	13,160	323,078
Lamar Advertising Co.	16,024	853,919
New Senior Investment Group, Inc. (a)	25,760	454,406
NorthStar Realty Finance Corp.	9,030	164,978
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,772,807)		1,851,649

RIGHTS – 0.00%
Community Health Systems, Inc. (a)	1,997	60
TOTAL RIGHTS (Cost $–)		60

WARRANTS – 0.00%
RLJ Entertainment, Inc. (a)	3,980	299
TOTAL WARRANTS (Cost $1,393)		299

	Contracts
PURCHASED OPTIONS – 0.49%

Call Options – 0.10%
Applied Materials, Inc.
Expiration: April, 2015, Exercise Price: $23.000	37	8,695
Vodafone Group PLC (b)
Expiration: April, 2015, Exercise Price: $38.000	42	6,510
TOTAL CALL OPTIONS (Cost $9,958)		15,205

Put Options – 0.39%
Allergan, Inc.
Expiration: January, 2015, Exercise Price: $175.000	6	630
Expiration: April, 2015, Exercise Price: $190.000	12	6,120
Auxilium Pharmaceuticals, Inc.
Expiration: January, 2015, Exercise Price: $25.000	17	340

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Schedule of Investments (Continued)

November 30, 2014 (Unaudited)

	Contracts	Value
PURCHASED OPTIONS – 0.49% (Continued)

Put Options – 0.39% (Continued)
Baker Hughes, Inc.
Expiration: December, 2014, Exercise Price: $60.000	8	$2,720
Expiration: January, 2016, Exercise Price: $65.000	16	19,600
Bally Technologies, Inc.
Expiration: January, 2015, Exercise Price: $75.000	1	5
Covidien PLC (b)
Expiration: January, 2015, Exercise Price: $90.000	18	3,780
DIRECTV
Expiration: June, 2015, Exercise Price: $85.000	18	6,255
EMC Corp.
Expiration: January, 2015, Exercise Price: $28.000	17	408
Express, Inc.
Expiration: January, 2015, Exercise Price: $15.000	12	1,740
Family Dollar Stores, Inc.
Expiration: January, 2015, Exercise Price: $75.000	8	328
Isle of Capri Casinos, Inc.
Expiration: January, 2015, Exercise Price: $8.000	12	930
Jetblue Airways Corp.
Expiration: January, 2015, Exercise Price: $10.000	46	460
Lorillard, Inc.
Expiration: March, 2015, Exercise Price: $57.500	18	2,565
Medtronic, Inc.
Expiration: January, 2015, Exercise Price: $60.000	7	91
Multimedia Games Holdings Co., Inc.
Expiration: January, 2015, Exercise Price: $30.000	11	275
PetSmart, Inc.
Expiration: December, 2014, Exercise Price: $75.000	6	210
Prosensa Holdings NV (b)
Expiration: December, 2014, Exercise Price: $18.000	3	45
Rackspace Hosting, Inc.
Expiration: January, 2015, Exercise Price: $30.000	10	50
Riverbed Technology, Inc.
Expiration: December, 2014, Exercise Price: $18.000	21	525
Salix Pharmaceuticals, Ltd.
Expiration: April, 2015, Exercise Price: $85.000	3	1,710
Shire PLC (b)
Expiration: January, 2015, Exercise Price: $175.000	3	157
Expiration: January, 2015, Exercise Price: $200.000	2	800
Sprint Corp.
Expiration: January, 2015, Exercise Price: $5.000	42	1,302
Talisman Energy, Inc.
Expiration: April, 2015, Exercise Price: $6.000	25	4,188

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Schedule of Investments (Continued)

November 30, 2014 (Unaudited)

	Contracts	Value
PURCHASED OPTIONS – 0.49% (Continued)
Put Options – 0.39% (Continued)
TIBCO Software, Inc.
Expiration: January, 2015, Exercise Price: $21.000	29	$72
Tim Hortons, Inc.
Expiration: January, 2015, Exercise Price: $70.000	10	450
Time Warner Cable, Inc.
Expiration: January, 2015, Exercise Price: $140.000	12	3,660
T-mobile US, Inc.
Expiration: February, 2015, Exercise Price: $27.000	33	2,954
TOTAL PUT OPTIONS (Cost $107,083)		62,370
TOTAL PURCHASED OPTIONS (Cost $117,041)		77,575
TOTAL INVESTMENTS (Cost $13,633,637) – 90.02%		14,198,348
Other Assets in Excess of Liabilities – 9.98%		1,573,812
TOTAL NET ASSETS – 100.00%		$15,772,160

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of this security is pledged as collateral for options written.
(d)	Securities in default.
(e)	This security is deemed to be illiquid. The value of the security $15,266, represents 0.10% of net assets.

Abbreviations:
ADR	American Depositary Receipt
Ltd.	Limited Liability Company
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Schedule of Securities Sold Short

November 30, 2014 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT – 37.93%

Airlines – 0.03%
American Airlines Group, Inc.	103	$4,999

Banks – 0.27%
M&T Bank Corp.	344	43,351

Chemicals – 0.78%
Albemarle Corp.	2,084	123,039

Diversified Telecommunications Services – 0.20%
AT&T, Inc.	891	31,524

Energy Equipment & Services – 0.16%
Halliburton Co.	611	25,784

Funds, Trusts & Financial Vehicles – 25.51%
iShares Russell 2000 ETF (c)	6,936	809,917
iShares US Real Estate ETF (c)	11,429	880,262
SPDR S&P 500 ETF Trust (c)	7,083	1,467,598
SPDR S&P MidCap 400 ETF Trust (c)	3,293	865,796
		4,023,573
Health Care Equipment & Supplies – 0.75%
Becton Dickinson & Co.	64	8,981
Medtronic, Inc.	1,478	109,180
		118,161
Health Care Providers & Services – 0.15%
Laboratory Corp. America Holdings (a)	224	23,439

Hotels, Restaurants & Leisure – 0.25%
Burger King Worldwide, Inc.	785	28,527
International Game Technology Com	600	10,218
		38,745
Household Durables – 4.58%
Lennar Corp.	15,301	722,819

Media – 2.59%
Charter Communications, Inc. (a)	52	8,824
Comcast Corp.	5,799	330,775
Liberty Global PLC – Series A (a)(b)	508	26,411
Liberty Global PLC – Series C (a)(b)	271	13,528
Live Nation Entertainment, Inc. (a)	119	3,189
Sirius XM Holdings, Inc. (a)	7,059	25,624
		408,351

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Schedule of Securities Sold Short (Continued)

November 30, 2014 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT – 37.93% (Continued)

Oil, Gas & Consumable Fuels – 1.29%
Kinder Morgan, Inc.	4,909	$202,987

Pharmaceuticals – 0.54%
Actavis PLC (a)(b)	208	56,287
Endo International PLC (a)(b)	403	29,487
		85,774
Real Estate Investment Trusts – 0.36%
Omega Healthcare Investors, Inc.	1,476	56,413

Semiconductors & Semiconductor Equipment – 0.08%
Tokyo Electron Ltd. (a)(b)	740	12,972

Tobacco – 0.06%
Reynolds American, Inc.	137	9,030

Wireless Telecommunication Services – 0.33%
Vodafone Group PLC (b)	1,419	51,864
TOTAL SECURITIES SOLD SHORT (Proceeds $5,440,738)		$5,982,825

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Exchange traded fund.

Abbreviations:
PLC	Public Limited Company
Ltd.	Limited Liability Company

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Schedule of Options Written

November 30, 2014 (Unaudited)

	Contracts	Value
OPTIONS WRITTEN – 0.00%

PUT OPTIONS – 0.00%
Covidien PLC
Expiration: January, 2015, Exercise Price: $72.50	20	$500
TOTAL PUT OPTIONS		500
TOTAL OPTIONS WRITTEN (Premiums received $3,179)		$500

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Statement of Assets and Liabilities

November 30, 2014 (Unaudited)

Assets
Investments, at value (cost of $13,633,637)	$14,198,348
Cash	1,030,395
Foreign currencies (cost $281,229)	278,207
Dividends and interest receivable	19,185
Receivable from Adviser	9,022
Receivable for investments sold	355,826
Deposit for short sales at broker	6,150,571
Other assets	9,540
Total Assets	22,051,094

Liabilities
Securities sold short, at value (proceeds $5,440,738)	5,982,825
Written options, at value (premiums received of $3,179)	500
Payable for investments purchased	195,075
Payable to affiliates	66,149
Payable for distribution fees	96
Payable for shareholder servicing fees	10,173
Accrued expenses and other liabilities	24,116
Total Liabilities	6,278,934
Net Assets	$15,772,160

Net assets consist of:
Paid-in capital	$15,412,440
Accumulated net investment income	461,624
Accumulated net realized loss	(124,167)
Net unrealized appreciation (depreciation) on:
Investments	604,177
Securities sold short	(542,087)
Foreign currency translation	(3,040)
Purchased options	(39,466)
Written options	2,679
Net Assets	$15,772,160

Institutional Class Shares
Net assets	$15,683,581
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	1,485,187
Net asset value and redemption price per share	$10.56

Investor Class Shares
Net assets	$88,579
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	8,412
Net asset value, redemption price and offering price per share	$10.53

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Statement of Operations

For the Six Months Ended November 30, 2014 (Unaudited)

Investment Income
Dividend income(1)	$674,701
Interest income	824
Total Investment Income	675,525

Expenses
Management fees	100,661
Dividends on short positions	72,925
Administration fees	49,181
Transfer agent fees and expenses	25,713
Federal and state registration fees	25,683
Custody fees	16,621
Audit and tax fees	13,578
Legal fees	5,084
Chief compliance officer fees and expenses	5,026
Shareholder servicing fees – Institutional Class	3,555
Fund accounting fees	3,386
Trustees' fees and related expenses	2,250
Reports to shareholders	1,998
Distribution fees – Investor Class	95
Shareholder servicing fees – Investor Class	38
Other expenses	3,042
Total Expenses	328,836
Less waivers and reimbursement by Adviser (Note 4)	(114,935)
Net Expenses	213,901

Net Investment Income	461,624

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(145,806)
Short transactions	(181,716)
Foreign currency translation	(3,731)
Purchased options	(17,346)
Written options	6,317
Net change in unrealized appreciation (depreciation) on:
Investments	236,543
Short transactions	(349,002)
Foreign currency translation	(4,911)
Purchased options	(25,739)
Written options	2,292
Net Realized and Unrealized Loss on Investments	(483,099)
Net Decrease in Net Assets from Operations	$(21,475)

(1)	Net of $397 in foreign withholding tax and issuance fees.

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2014	Period Ended
	(Unaudited)	May 31, 2014(1)
FROM OPERATIONS
Net investment income (loss)	$461,624	$(1,950)
Net realized gain (loss) on:
Investments	(145,806)	854,382
Short transactions	(181,716)	(477,416)
Foreign currency translation	(3,731)	(12,835)
Purchased options	(17,346)	(55,951)
Written options	6,317	20,783
Net change in unrealized
appreciation (depreciation) on:
Investments	236,543	367,634
Short transactions	(349,002)	(193,085)
Foreign currency translation	(4,911)	1,871
Purchased options	(25,739)	(13,727)
Written options	2,292	387
Net increase (decrease) in net assets from operations	(21,475)	490,093

FROM DISTRIBUTIONS
Net realized gain on investments – Investor Class	—	(394)
Net realized gain on investments – Institutional Class	—	(95,765)
Net decrease in net assets resulting
from distributions paid	—	(96,159)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Investor Class	33,020	75,500
Proceeds from shares sold – Institutional Class	—	11,826,229
Proceeds from shares issued from
transfer-in-kind – Institutional Class(2)	—	4,603,109
Net asset value of shares issued to shareholders in
payment of distributions declared – Investor Class	—	394
Net asset value of shares issued to shareholders in
payment of distributions declared – Institutional Class	—	95,765
Payments for shares redeemed – Investor Class	(13,031)	(7,677)
Payments for shares redeemed – Institutional Class	(56,909)	(1,156,699)
Net increase (decrease) in net assets
from capital share transactions	(36,920)	15,436,621

TOTAL INCREASE (DECREASE) IN NET ASSETS	(58,395)	15,830,555

NET ASSETS:
Beginning of Period	15,830,555	—
End of Period	$15,772,160	$15,830,555
ACCUMULATED NET INVESTMENT INCOME	$461,624	$—

(1)	The Fund commenced operations on July 31, 2013.
(2)	See Note 8 to financial statements

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND – INSTITUTIONAL CLASS

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	November 30, 2014	Period Ended
	(Unaudited)	May 31, 2014(1)
Net Asset Value, Beginning of Period	$10.57	$10.00

Income from investment operations:
Net investment gain (loss)(2)	0.31	0.00
Net realized and unrealized gain (loss)
on investments	(0.32)	0.66
Total from investment operations	(0.01)	0.66

Less distributions paid:
From net realized gain on investments	—	(0.09)
Total distributions paid	—	(0.09)
Net Asset Value, End of Period	$10.56	$10.57
Total Return(3)	(0.09)%	6.59%

Supplemental Data and Ratios:
Net assets, end of period (000's)	$15,684	$15,761
Ratio of expenses to average net assets:
Before waivers and
reimbursements of expenses(4)(5)	4.08%	4.88%
After waivers and
reimbursements of expenses(4)(5)	2.65%	2.28%
Ratio of net investment income (loss)
to average net assets:
Before waivers and
reimbursements of expenses(5)	4.30%	(2.62)%
After waivers and
reimbursements of expenses(5)	5.73%	(0.02)%
Portfolio turnover rate(3)	92.22%	215.26%

(1)	The Fund commenced operations on July 31, 2013.
(2)	Per share net investment income (loss) was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)
The ratio of expenses to average net assets includes dividends on short positions and interest expense.  The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions and interest expense were 3.18% and 1.75%, 4.35% and 1.75%, for the periods ended November 30, 2014 and May 31, 2014, respectively.

(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND – INVESTOR CLASS

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	November 30, 2014	Period Ended
	(Unaudited)	May 31, 2014(1)
Net Asset Value, Beginning of Period	$10.56	$10.00

Income from investment operations:
Net investment income (loss)(2)	0.35	0.05
Net realized and unrealized gain (loss)
on investments	(0.38)	0.60
Total from investment operations	(0.03)	0.65

Less distributions paid:
From net realized gain on investments	—	(0.09)
Total distributions paid	—	(0.09)
Net Asset Value, End of Period	$10.53	$10.56
Total Return(3)	(0.28)%	6.49%

Supplemental Data and Ratios:
Net assets, end of period (000's)	$89	$69
Ratio of expenses to average net assets:
Before waivers and
reimbursements of expenses(4)(5)	4.38%	6.04%
After waivers and
reimbursements of expenses(4)(5)	2.88%	2.63%
Ratio of net investment income (loss)
to average net assets:
Before waivers and
reimbursements of expenses(5)	4.93%	(2.81)%
After waivers and
reimbursements of expenses(5)	6.43%	0.60%
Portfolio turnover rate(3)	92.22%	215.26%

(1)	The Fund commenced operations on July 31, 2013.
(2)	Per share net investment income (loss) was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)
The ratio of expenses to average net assets includes dividends on short positions and interest expense.  The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions and interest expense were 3.50% and 2.00%, 5.41% and 2.00% for the periods ended November 30, 2014 and  May 31, 2014, respectively.

(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements
November 30, 2014 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Visium Event Driven Fund (the “Fund”) represents a distinct diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve capital growth while maintaining a low correlation to and lower volatility than the S&P 500® Index. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  On July 31, 2013, the Visium Catalyst Event Driven Fund, LP, a limited partnership managed by the Adviser on a fully discretionary basis, converted into the Fund by transferring all of its assets to the Fund in exchange for shares of the Fund.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Fund, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service (“Pricing Service”).  If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements (Continued)
November 30, 2014 (Unaudited)

corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and the option will generally be classified as Level 2.  Futures contracts are valued at the last sale price at the closing of trading on the relevant exchange or board of trade.  If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and ask prices as of the close of such exchange or board of trade.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  The Fund will value foreign securities at prices supplied by a Pricing Service which take into account such events.  In such cases, uses of these evaluated prices can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.  These securities will generally be classified as Level 2.

Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.  Certain markets are not closed at the time that the Fund prices portfolio securities.  In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate.  Rights and warrants not traded on a particular day are valued at the mean between the bid and asked quotes or based on an intrinsic value when appropriate.  Otherwise fair value will be determined in accordance with the procedures approved by the Trust’s Board of Trustees.

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements (Continued)
November 30, 2014 (Unaudited)

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments and derivatives carried at fair value as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stocks	$12,246,231	$1,174	$15,266	$12,262,671
Corporate Bonds	—	6,094	—	6,094
Rights	60	—	—	60
Purchased Options	33,284	44,291	—	77,575
Real Estate Investment Trusts	1,851,649	—	—	1,851,649
Warrants	—	299	—	299
Total Assets	$14,131,224	$51,858	$15,266	$14,198,348

Liabilities:
Securities Sold Short	$5,982,825	$—	$—	$5,982,825
Written Options	500	—	—	500
Total Liabilities	$5,983,325	$—	$—	$5,983,325

(1) See the Schedule of Investments for industry classifications.
Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements (Continued)
November 30, 2014 (Unaudited)

Change in
	Balance			Realized	unrealized	Transfers	Balance
	as of	Acqui-	Dispo-	Gain	appreciation	into	as of
Category	5/31/2014	sitions	sitions	(Loss)	(depreciation)	Level 3	11/30/14
Common Stock	$15,023	$ —	$—	$ —	$243	$ —	$15,266

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of November 30, 2014:

Impact to
Valuation
	Fair Value			from an
	November 30,	Valuation	Unobservable	increase
	2014	Methodologies	Input(1)	in Input(2)
		Market Assessment	Discount to
		and Company-Specific	Last Reported
Common Stocks	$15,266	Information	Net Asset Value	Decrease

(1)
In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments.  Management has determined that market participants would take these inputs into account when valuing the investment.

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

During the period ended November 30, 2014, no securities were transferred into or out of Level 1 or 2.
(b) Derivative Instruments

The Fund may use certain options and futures contracts and options on futures contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The fair value of Derivative Instruments as reported within the Statement of Assets and Liabilities as of November 30, 2014:

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements (Continued)
November 30, 2014 (Unaudited)

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets &		Assets &
Derivatives not accounted	Liabilities		Liabilities
for as hedging instruments	Location	Value	Location	Value
Equity Contracts – Options			Options
	Investments,		written,
	at value	$77,575	at value	$500
Total		$77,575		$500

The effect of Derivative Instruments on the Statement of Operations for the period ended November 30, 2014:

	Amount of Realized Gain or (Loss)
Derivatives not accounted	on Derivatives Recognized in Income
for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts – Options	$(17,346)	$6,317	$(11,029)
Total	$(17,346)	$6,317	$(11,029)

	Change in Unrealized
	Appreciation or (Depreciation)
Derivatives not accounted	on Derivatives Recognized in Income
for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts – Options	$(25,739)	$2,292	$(23,447)
Total	$(25,739)	$2,292	$(23,447)

ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities” deals with offsetting assets and liabilities on the Statement of Assets and Liabilities with respect to derivative instruments.  The Fund is not subject to any Master Netting Arrangements, therefore the Fund was not required to offset any assets or liabilities.

Liabilities:
		Gross	Net
		Amounts	Amounts	Gross Amounts not
		Offset	Presented	offset in the Statement
		in the	in the	of Assets and Liabilities
	Gross	Statement	Statement
	Amounts of	of Assets	of Assets		Collateral
	Recognized	and	and	Financial	Pledged	Net
	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Amount
Description
Written Options	$500	$ —	$500	$ —	$(500)	$ —

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements (Continued)
November 30, 2014 (Unaudited)

(c) Options

The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions.  As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

The premium that the Fund pays when purchasing an option or receives when writing an option will reflect, among other things, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period, current interest rates and supply and demand factors. The premium is the market value of an option at the time the contract trade is executed.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Transactions in options written during the period ended November 30, 2014 were as follows:

	Contracts	Premiums
Call Options
Outstanding, beginning of period	2	$556
Options written	43	7,251
Options terminated in closing transactions	(39)	(7,603)
Options exercised	(6)	(204)
Outstanding, end of period	—	$—

	Contracts	Premiums
Put Options
Outstanding, beginning of period	14	$3,121
Options written	20	3,179
Options terminated in closing transactions	(14)	(3,121)
Outstanding, end of period	20	$3,179

As of November 30, 2014, the fair value of long positions which served as collateral for call options written was $2,284,423.

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements (Continued)
November 30, 2014 (Unaudited)

Transactions in purchased options during the period ended November 30, 2014 were as follows:

Contracts
Outstanding, beginning of period	437
Options purchased	1,471
Options terminated in closing transactions	(826)
Options exercised	(45)
Options expired	(532)
Outstanding, end of period	505

(d) Short Positions

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions.  Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities.  The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2(a) above. The amount of segregated assets are required to be adjusted daily to the extent additional collateral is required based on the change in fair value of the securities sold short. The Fund’s securities sold short and payable to broker are held with or due to one major security dealer. The Fund does not require this broker to maintain collateral in support of the receivable for proceeds on securities sold short.

(e) Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

As of and during the year ended May 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended May 31, 2014, the Fund did not incur any interest

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements (Continued)
November 30, 2014 (Unaudited)

or penalties. The Fund is subject to examination by U.S. federal taxing authorities for the tax periods since the commencement of operations.
(f) Distributions to Shareholders

The Fund will distribute net investment income and net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These differences are either temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(g) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(h) Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

(i) Expenses
Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or other equitable means.
(j) Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements (Continued)
November 30, 2014 (Unaudited)

(3)	Federal Tax Matters
The tax character of distributions paid during the year ended May 31, 2014:

May 31, 2014
Ordinary Income	96,159
Long-Term Capital Gain	—

As of May 31, 2014, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$14,509,008
Gross tax unrealized appreciation	769,332
Gross tax unrealized depreciation	(577,863)
Net tax unrealized appreciation	191,469
Undistributed ordinary income	380,553
Undistributed long-term capital gain	—
Total distributable earnings	380,553
Other accumulated losses	(190,827)
Total accumulated gains	$381,195

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended May 31, 2014, the following table shows the reclassifications made:

Undistributed Net
Net Investment	Accumulated Net
Income/(Loss)	Gain/(Loss)	Paid In Capital
$1,950	$(14,689)	$12,739

On December 20, 2013, the Fund declared and paid distributions from short-term capital gains of $95,765 and $394, respectively, to the Institutional Class and Investor Class to shareholders of record on December 19, 2013.

(4)	Investment Adviser

The Trust has entered into an Investment Advisory Agreement (the “Agreement”) with Visium Asset Management, LP (the “Adviser”) to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.25% of the Fund’s average daily net assets.

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements (Continued)
November 30, 2014 (Unaudited)

The Adviser has contractually agreed to waive its management fees and/or reimburse the Fund’s other expenses at least through July 31, 2016 to the extent necessary to ensure that the Fund’s total annual operating expenses (exclusive of dividends on short positions, brokerage and commission expenses, interest and tax expenses, distribution fees and extraordinary, non-recurring expenses and acquired fund fees and expenses) do not exceed an annual rate of 1.75% and 2.00% (the “Expense Limitation Cap”) of the Fund’s average daily net assets for Institutional Class and Investor Class shares, respectively.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.  The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

May 31, 2017	$222,111
November 30, 2017	$114,935

(5)	Distribution and Shareholder Servicing Plans

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Investor Class shares for services to prospective Fund shareholders and distribution of Fund shares.  The following table details the fees earned pursuant to the 12b-1 Plan during the six months ended November 30, 2014, as well as the fees owed as of November 30, 2014.

	Fees Earned During
	Fiscal Six Months Ended	Fees Owed as of
	November 30, 2014	November 30, 2014
Investor Class	$95	$96

The Trust adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) on behalf of the Fund which authorizes it to pay up to 0.10% of the Fund’s average daily net assets to other financial institutions for shareholder servicing.  The following table details the fees earned pursuant to the Shareholder Serving Plan during the six months ended November 30, 2014, as well as the fees owed as of November 30, 2014.

Fees Earned During
	Fiscal Six Months Ended	Fees Owed as of
	November 30, 2014	November 30, 2014
Institutional Class	$3,555	$10,123
Investor Class	$ 38	$ 50

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements (Continued)
November 30, 2014 (Unaudited)

and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses; and reviews the Fund’s expense accruals.  USBFS also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of USBFS, serves as the Fund’s custodian.  The following table details the fees earned for each service during the six months ended November 30, 2014, as well as the fees owed as of November 30, 2014.

	Fees Earned During
	Fiscal Six Months Ended	Fees Owed as of
	November 30, 2014	November 30, 2014
Administration	$49,181	$32,518
Accounting	3,386	1,096
Custody	16,621	11,922
Transfer agent	25,713	17,260

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of USBFS and U.S. Bank.
Certain officers of the Fund are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and U.S. Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the six months ended November 30,2014, the Fund was allocated $5,026 of the Trust’s Chief Compliance Officer fee.  At November 30, 2014, the Fund owed fees of $3,353 to USBFS for the Chief Compliance Officer’s services.

(7)	Capital Share Transactions
Transactions in shares of the Fund were as follows:

	Six Months Ended	Period Ended
	November 30, 2014	May 31, 2014(1)
Institutional Class
Shares sold	—	1,133,351
Shares issued from transfer in-kind	—	459,702
Shares redeemed	(5,239)	(111,817)
Shares issued to holders in
reinvestment of distribution	—	9,190
Net increase (decrease)	(5,239)	1,490,426

Investor Class
Shares sold	3,044	7,268
Shares redeemed	(1,208)	(730)
Shares issued to holders in
reinvestment of distribution	—	38
Net increase	1,836	6,576

(1) The Fund commenced operations on July 31, 2013.

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements (Continued)
November 30, 2014 (Unaudited)

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments and securities sold short for the Fund for the six months ended November 30, 2014, were $13,585,881 and $13,747,313, respectively. There were no purchases or sales of U.S. government securities for the Fund.

On May 31, 2014, the Fund accepted, in accordance with the Rule 17a-7 procedures adopted by the Trust, cash and cash equivalents and securities eligible for investment by the Fund as consideration for Fund shares issued (“Transfer in-Kind”) for a net transfer in-kind of $4,603,109.  This was comprised of investments with a fair value as of July 31, 2013 of $5,201,174, which were effectively transferred to the Fund as of that date.  Subsequent to May 31, 2014, the remaining balance due to affiliate as presented within the Statements of Assets and Liabilities was settled through a transfer in-kind of securities sold short with a fair value of $598,065 as of July 31, 2013.

VISIUM EVENT DRIVEN FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited)

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 13, 2014 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Visium Event Driven Fund (the “Fund”), a series of the Trust, and Visium Asset Management, LP, the Fund’s investment adviser (the “Adviser”).  The Trustees also met at a prior meeting held on June 19, 2014 (the “June 19, 2014 Meeting”) to review materials related to the renewal of the Agreement.  Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Fund’s performance, as well as the management fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Fund and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2015.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Fund and the amount of time devoted to the Fund’s affairs by the Adviser’s staff.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Francis X. Gallagher and Peter A. Drippé, the Fund’s portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of the Adviser’s compliance program and discussed the Adviser’s marketing activity and its continuing commitment to the growth of Fund assets.  The Trustees noted that during the course of the prior year they had met with the Adviser in person to discuss various performance, marketing and compliance issues.  The Trustees

VISIUM EVENT DRIVEN FUND
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued) (Unaudited)

also noted any services that extended beyond portfolio management, and they considered the trading capability of the Adviser.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory and reliable.

2.INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Trustees discussed the performance of the Fund’s Institutional Class shares for the year-to-date period ended April 30, 2014.  In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term performance of the Fund on both an absolute basis and in comparison to the Fund’s benchmark index, the S&P 500 Index, and in comparison to a peer group of U.S. open end market neutral funds as constructed by data presented by Morningstar Direct (the “Morningstar Peer Group”).  The Trustees also reviewed the performance of the Visium Catalyst Event Driven Fund, LP, a limited partnership managed by the Adviser on a fully discretionary basis, the assets of which had been converted into the Fund at the time of its inception.  The Trustees noted the portfolio managers had each participated in the management of the Fund through its predecessor limited partnership.

The Trustees noted that the Fund’s performance for the year-to-date period ended April 30, 2014 was below the Morningstar Peer Group median, falling within the third quartile.  The Trustees further noted that for the year-to-date, one-year, three-year, five year and since-inception periods ended March 31, 2014, the Fund had underperformed the S&P 500 Index (with all performance prior to the inception of the Fund attributable to the predecessor limited partnership).

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Fund was satisfactory under current market conditions and in light of the Fund’s limited track record.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selections.  The Trustees considered the cost structure of the Fund relative to the Morningstar Peer Group and the Adviser’s private funds, as well as the fee waivers and expense reimbursements provided by the Adviser.

VISIUM EVENT DRIVEN FUND
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued) (Unaudited)

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noted that the Adviser had subsidized the Fund’s operations following the Fund’s inception and had not yet recouped those subsidies.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement, as well as the Fund’s brokerage and soft dollar arrangements.  These considerations were based on materials requested by the Trustees and the Fund’s administrator specifically for the June 19, 2014 Meeting and the August 13, 2014 meeting at which the Agreement was formally considered, as well as the reports made by the Adviser over the course of the year.

The Trustees noted that the Fund’s contractual management fee of 1.25% fell within the third quartile and ranked above the Morningstar Peer Group average of 1.07%, which also fell within the third quartile.  The Trustees observed that the Fund’s total expense ratio (excluding Rule 12b-1 fees and net of fee waivers and expense reimbursements) of 1.75% for Institutional Class shares fell within the third quartile, compared to the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 1.30%, which fell within the second quartile.

The Trustees also compared the fees paid by the Fund to the fees paid by the Adviser’s private funds and noted that the Fund’s management fees were generally below the fees charged to the Adviser’s private funds.

The Trustees concluded that the Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees further concluded that the Adviser had maintained adequate profit levels to support its services to the Fund from the revenues of its overall investment advisory business, despite subsidizing the Fund’s operations.

4.EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s expenses relative to the Morningstar Peer Group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the current fee structure was reasonable and reflects a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset level.

5.BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Fund.  The Trustees examined the brokerage and

VISIUM EVENT DRIVEN FUND
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued) (Unaudited)

commissions of the Adviser with respect to the Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition, growth in separate account management services or greater exposure to press coverage appear to be reasonable, and in many cases may benefit the Fund through growth in assets.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement for an additional term ending August 31, 2015 as being in the best interests of the Fund and its shareholders.

VISIUM EVENT DRIVEN FUND
Notice of Privacy Policy & Practices
(Unaudited)

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

VISIUM EVENT DRIVEN FUND
Additional Information
(Unaudited)

Tax Information

For the fiscal period ended May 31, 2014, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 23.03%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended May 31, 2014 was 16.25%.

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees.  Information pertaining to the Trustees of the Trust is set forth below.  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-855-9VISIUM.

Independent Trustees
Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	36	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 59		2001	Marquette		(an open-end
			University		investment
			(2004–present).		company with
					two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	36	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 58		2001	(1986–present).		(an open-end
					investment
					company with
					two portfolios).

VISIUM EVENT DRIVEN FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Jonas B. Siegel	Trustee	Indefinite	Retired (2011–	36	Independent
615 E. Michigan St.		Term; Since	present); Managing		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Director, Chief		Multi-Asset
Age: 71		2009	Administrative		Endowment
			Officer (“CAO”)		fund complex
			and Chief		(three closed-
			Compliance		end investment
			Officer (“CCO”),		companies);
			Granite Capital		Independent
			International		Trustee, Gottex
			Group, L.P. (an		Multi-
			investment		Alternatives
			management		fund complex
			firm) (1994–		(three closed-
			2011).		end investment
companies);
Independent
Manager,
Ramius
IDF fund
complex (two
closed-end
investment
companies);
Independent
Trustee, Gottex
Trust (an open-
end investment
company with
one portfolio).

Interested Trustee and Officers
Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	36	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		end investment
Age: 52		2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

VISIUM EVENT DRIVEN FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
John Buckel	President	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	and	Term; Since	Administrator,
Milwaukee, WI 53202	Principal	January 24,	U.S. Bancorp Fund
Age: 57	Executive	2013	Services, LLC
	Officer		(2004–present).

Jennifer A. Lima	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 24,	U.S. Bancorp
Age: 40	and	2013	Fund Services,
	Principal		LLC (2002–
	Financial and		present).
Accounting
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President U.S.	N/A	N/A
615 E. Michigan St.		Term; Since	Bancorp Fund Services,
Milwaukee, WI 53202		November 15,	LLC (2004–present).
Age: 35		2005

Adam W. Smith	Assistant	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.	Secretary	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		January 22,	Services, LLC
Age: 33		2015	(April 2012–present);
Research Associate,
Vista360, LLC (May
2010–April 2012);
Student, Marquette
University Law
School (August 2007–
May 2012).

Anita M. Zagrodnik	Chief	Indefinite	Senior Vice President,	N/A	N/A
615 E. Michigan St.	Compliance	Term;	U.S. Bancorp Fund
Milwaukee, WI 53202	Officer, Vice	Since	Services, LLC
Age: 54	President	July 1, 2014	(January 2014–present);
	and Anti-		Senior Vice President,
	Money		Ariel Investments, LLC,
	Laundering		(2010–2013); Vice
	Officer		President, Ariel Investments,
LLC (2003–2010).

VISIUM EVENT DRIVEN FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 32		2011	Services, LLC
(2008–present).

Peter J. Chappy	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 22,	U.S. Bancorp Fund
Age: 39		2015	Services, LLC
(2008–present).

Cullen O. Small	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 22,	U.S. Bancorp Fund
Age: 27		2015	Services, LLC
(2010–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s distributor.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995.  These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio manager to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies.  A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-855-9VISIUM.  A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record during the most recent 12-month period ended June 30 is available without charge, either upon request by calling the Fund toll free at 1-855-9VISIUM or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-9VISIUM to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

VISIUM EVENT DRIVEN FUND

Investment Adviser	Visium Asset Management, LP
888 Seventh Avenue, 22nd Floor
New York, New York 10019

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed August 6, 2014.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Trust for Professional Managers

By (Signature and Title)*        /s/John Buckel
John Buckel, President

Date      February 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/John Buckel
John Buckel, President

Date      February 2, 2015

By (Signature and Title)*        /s/Jennifer Lima
Jennifer Lima, Treasurer

Date      February 2, 2015

* Print the name and title of each signing officer under his or her signature.